UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 12b-25	001-33717
NOTIFICATION OF LATE FILING	SEC FILE NUMBER 370853 103
(Check One) ☐Form 10-K ☐ Form 20-F ☐ Form 11-K ☒ Form 10-Q ☐ Form 10-D ☐Form N-SAR ☐ Form N-CSR	CUSIP NUMBER

For Period Ended: _September 30, 2012

☐	Transition Report on Form 10-K
☐	Transition Report on Form 20-F
☐	Transition Report on Form 11-K
☐	Transition Report on Form 10-Q
☐	Transition Report on Form N-SAR
For the Transition Period Ended: ______________________________________

Read Instructions (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

          Not Applicable

PART I - REGISTRANT INFORMATION

          General Steel Holdings, Inc.

Full Name of Registrant

          Not Applicable

Former Name if Applicable

          21st Floor, Building B, Jia Ming Center, No. 27 Dong San Huan North Road

Address of Principal Executive Office (Street and Number)

          Chaoyang District, Beijing 100020

City, State and Zip Code

PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
☐	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
	(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

(Attach Extra Sheets if Needed)

The Registrant is unable to file this Quarterly Report on Form 10-Q for the quarter ended September 30, 2012 within the prescribed time period without unreasonable effort or expense because additional time is required to complete the preparation of the Registrant 's financial statements in time for filing. Due to the restatements recently filed on Form 10-Q for the quarters ended June 30, 2010, September 30, 2010, and March 31, 2011, and on Form 10-K for the year ended December 31, 2010, the Company is still in the process of compiling and reviewing its prior outstanding reports and the Company’s independent registered public accountant needs additional time to review the financial statements related to the outstanding reports. The outstanding reports and this Quarterly Report on Form 10-Q for the quarter ended September 30, 2012 will be filed as soon as practicable.

PART IV - OTHER INFORMATION

(1)	Name and telephone number of persons to contact in regard to this notification

John Chen	(86)	10-57757691
(Name)	(Area Code)	(Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). ☐Yes ☒ No

The Registrant’s Quarterly Reports on Form 10-Q for the quarter ended June 30, 2011, the quarter ended September 30, 2011, the quarter ended March 31, 2012, the quarter ended June 30, 2012, and Annual Report on Form 10-K for the year ended December 31, 2011 have not been filed.

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? ☐Yes ☒ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

General Steel Holdings, Inc.

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: November 15, 2012	By:	/s/ John Chen
John Chen, Chief Financial Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.